Share capital and other reserves - Allotted, called up and fully paid shares (Details)	May 03, 2023 shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Share capital and reserves
Number of shares allotted, called up and fully paid shares			221,211,021	214,211,021
Share capital | £			£ 16,517	£ 15,952
Number of shares issued	7,000,000
Ordinary Share
Share capital and reserves
Number of shares authorized			500,000,000
Par value per share | $ / shares		$ 0.0001
Number of shares allotted, called up and fully paid shares			221,211,021	214,211,021
Share capital | £			£ 16,517	£ 15,952